Message From The Chairman                                Summit High Yield Fund
-------------------------------------------------------------------------------
Fellow Shareholders:
The Summit High Yield Fund and the high-yield bond market provided excellent returns for the six months ended November 30, 1997, surpassing gains posted by higher quality bonds. As the following table shows, your Fund's total return exceeded both an average of similar funds, the Salomon Brothers High Yield Index, a common benchmark of performance for the high-yield bond market.

PERFORMANCE COMPARISON

                                        PERIODS ENDED
                                      NOVEMBER 30, 1997
                                   -----------------------
                                                   SINCE
                                     6      12   INCEPTION
                                   MONTHS MONTHS  6/27/94
                                   ------ ------ ---------
Summit High Yield Fund (NAV)       9.11%  17.90%  16.83%
Summit High Yield Fund
 (with maximum load 4.50%)         4.32%  12.55%  15.28%
Lipper High Yield Fund
 Average/1/                        7.46%  13.23%  11.58%
Salomon Brothers High Yield
 Index/2/                          7.50%  12.91%  13.19%
Salomon Brothers Broad
 (Investment Grade) Bond Index/3/  6.55%   7.57%   9.64%

The Summit High Yield Fund continued its particularly strong performance relative to its peers. The Fund's 17.90% total return substantially out-paced the average total return of 13.23% earned by other high-yield funds in Lipper Analytical Services' High Yield category for the 12 months ended November 30, 1997. IN FACT, SINCE ITS JUNE 1994 INCEPTION, THE SUMMIT HIGH YIELD FUND'S PERFORMANCE WAS RANKED #1 AMONG 100 HIGH-YIELD FUNDS FOR THE PERIOD 6/30/94 THROUGH 12/31/97, WITH A CUMULATIVE TOTAL RETURN OF 72.99% (VERSUS 47.08% FOR THE AVERAGE LIPPER HIGH YIELD FUND).*

MARKET ENVIRONMENT

Favorable conditions in the high-yield market in 1997 allowed our market to extend its strong run that began in 1995. The U.S. economy continued to grow and interest rates, with benign inflation levels, declined throughout much of 1997, particularly the latter half of the year. Aftershocks from October's collapse of Asian stock prices wreaked havoc in global financial markets during the past three months. U.S. stocks went down initially, then rebounded to lofty levels. Treasury bonds were a beneficiary as worldwide investors bought those securities in a "flight-to-safety" trade. As bond/stock hybrids, high-yield bonds were jostled by a variety of forces. The initial downdraft had traders marking individual issues wider (by anywhere from 25 to 150 basis points) versus Treasuries. Variations within the range generally corresponded to the degree of credit risk, with zero-coupon issues characteristically displaying greater-than-average price swings. Portfolio managers who had heavily weighted the international emerging markets sector took an especially hard hit.

Fundamentals of the high-yield market continued to improve throughout the year. A record level of new issues were priced--with the majority of issues priced at aggressive price talk levels, and then trading higher in the secondary market. Year-to-date, approximately $115 billion has been brought to market, compared with $67 billion in the same period last year.

Demand remained strong for high-yield securities. An ever-growing list of institutional investors, especially public and private pension plans, allocated new monies to the high-yield asset class as these investors sought further portfolio diversification and

Message From The Chairman, Continued                     Summit High Yield Fund
-------------------------------------------------------------------------------
alternatives to low-yield fixed-rate investments and equities. On average, $375 million a week has been invested with high-yield mutual funds year-to-date and these mutual funds have seen their holdings of high-yield securities grow from $80.7 billion at the beginning of 1997 to $98.7 billion at November 30.

The favorable economic conditions that investors have witnessed over the past couple of years have enabled many high-yield bond issuers to improve their creditworthiness. The moderate growth of the economy has led to stronger cash flows at many companies, thus improving their long-term financial prospectus. In addition, companies continued to take advantage of low interest rates and the generally receptive stock market to replace older high-cost debt with equity or lower-cost bonds of bank loans.

INVESTMENT STRATEGY

Our strategy remains unchanged. During the recent six-month period, the Fund continued to benefit from excellent security selection as well as rising demand from institutional investors for high-yield bonds. The Fund's strong performance also reflected our attempts to increase total returns by combining current income and capital appreciation.

In closing, we believe that the high-yield market will continue to deliver solid returns appropriate for the risks assumed by investors in this asset class. The U.S. economy likely will grow at a slow-to-moderate pace with inflation expected to remain relatively low throughout much of 1998. This environment should provide significant opportunities for the Fund.

Sincerely,

/s/ Steven R. Sutermeister
Steven R. Sutermeister
Chairman


------
/1/The Lipper High Yield Fund Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the high yield bonds represented in the major unmanaged high yield bond indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. Although the Fund's yield may be significantly higher than that of other fixed income funds that purchase higher rated securities, that is generally based upon greater risk that the Fund's share price will decline.
/2/The Salomon High Yield Market Index, a broad-based index of the high-yield bond market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.
/3/The Salomon Brothers Broad (Investment Grade) Bond Index, a broad-based index of the investment-grade corporate and U.S. Government bond market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Summit High Yield Fund reflects the deduction of fees for these value-added services.
  *The ranking is based on total return and does not include the effect of sales charge. During the ranking period the Fund waived fees, without this waiver the ranking may have been lower. For the one year period the fund ranked #6 among 181 high-yield funds.
Past performance is not predictive of future results. Investment return and the principal value of shares in the Summit High Yield Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.
Although the Fund's yield may be significantly higher than that of other fixed-income funds that purchase higher rated securities, this yield is generally accompanied by greater risk that the Fund's share price will decline. For further information regarding this and other risks, please consult the prospectus.
The Summit High Yield Fund is distributed by BISYS Fund Services.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                               TABLE OF CONTENTS

                           Message From the Chairman
                                     Page 1

                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedule of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                    Page 10

                              Financial Highlights
                                    Page 16

SUMMIT HIGH YIELD FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1997 (UNAUDITED)

                             ASSETS:
Investments, at value (Cost $45,079,059)..........................  $46,433,395
Interest receivable...............................................    1,012,276
  Receivable for capital shares issued............................          959
  Prepaid expenses................................................       33,659
                                                                    -----------
    Total Assets..................................................   47,480,289
                                                                    -----------
                           LIABILITIES:
Cash overdraft....................................................        1,758
Payable for investments purchased.................................    1,000,000
Accrued expenses and other payables:
  Investment advisory fees........................................        4,997
  Administration fees.............................................          954
  12b-1 fees......................................................        8,426
  Fund Accounting fees............................................          452
  Legal fees......................................................        5,467
  Audit fees......................................................        8,677
  Printing costs..................................................        1,537
  Other...........................................................          120
                                                                    -----------
    Total Liabilities.............................................    1,032,388
                                                                    -----------
                           NET ASSETS:
Capital...........................................................   41,003,936
Undistributed (distribution in excess of) net investment income...       74,193
Accumulated undistributed net realized gains (losses) from invest-
 ment transactions................................................    4,015,436
Net unrealized appreciation (depreciation) on investments.........    1,354,336
                                                                    -----------
    Net Assets....................................................  $46,447,901
                                                                    ===========
Outstanding units of beneficial interest..........................    3,917,603
                                                                    ===========
Net asset value
  Redemption price per share......................................       $11.86
                                                                    ===========
Maximum Sales Charge..............................................         4.50%
                                                                    ===========
Maximum Offering Price--(100%/(100%-maximum sales charge)
 of net asset value per share (adjusted to nearest cent)).........       $12.42
                                                                    ===========

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income.................................................... $2,062,989
Dividend income....................................................     18,111
                                                                    ----------
  Total Income.....................................................  2,081,100
                                                                    ----------
EXPENSES:
Investment advisory fees...........................................    194,930
Administration fees................................................     41,843
12b-1 fees--(High Yield Shares Class)..............................     50,319
12b-1 fees--(Institutional Service Shares Class)...................      1,999
Accounting fees....................................................     20,912
Custodian fees.....................................................      5,835
Transfer agent fees................................................     32,175
Trustees' fees.....................................................     12,330
Legal fees.........................................................     30,987
Audit fees.........................................................      4,383
Registration and filing fees.......................................     14,962
Printing costs.....................................................     22,071
Other..............................................................      9,488
                                                                    ----------
  Total expenses before voluntary reductions.......................    442,234
  Expenses voluntarily reduced.....................................   (107,537)
                                                                    ----------
  Total Expenses...................................................    334,697
                                                                    ----------
Net investment income..............................................  1,746,403
                                                                    ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investment transactions.............  2,268,193
Net change in unrealized appreciation (depreciation) on invest-
 ments.............................................................   (539,430)
                                                                    ----------
Net realized/unrealized gains (losses) on investments..............  1,728,763
                                                                    ----------
Change in net assets resulting from operations..................... $3,475,166
                                                                    ==========

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE          FOR THE
                                                    SIX MONTHS         YEAR
                                                      ENDED            ENDED
                                                   NOVEMBER 30,       MAY 31,
                                                       1997            1997
                                                   ------------     -----------
                                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income............................ $ 1,746,403      $ 2,979,432
 Net realized gains (losses) on investment trans-
  actions.........................................   2,268,193        2,908,478
 Net change in unrealized appreciation (deprecia-
  tion) on investments............................    (539,430)        (160,322)
                                                   -----------      -----------
Change in net assets resulting from operations....   3,475,166        5,727,588
                                                   -----------      -----------
DISTRIBUTIONS TO HIGH YIELD SHAREHOLDERS FROM:
 Net investment income............................  (1,640,731)      (2,754,994)
 In excess of net investment income...............           0         (353,047)
 Net realized gains...............................           0       (1,369,117)
DISTRIBUTIONS TO INSTITUTIONAL SERVICE
 SHAREHOLDERS FROM:
 Net investment income............................     (75,986)(a)     (231,725)
 In excess of net investment income...............      (3,718)(a)      (48,995)
 Net realized gains...............................           0         (100,079)
                                                   -----------      -----------
Change in net assets from shareholder distribu-
 tions............................................  (1,720,435)      (4,857,957)
                                                   -----------      -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......................  19,183,149        8,216,321
 Dividends reinvested.............................   2,102,774        4,761,817
 Cost of shares redeemed.......................... (15,536,482)      (5,304,586)
                                                   -----------      -----------
Change in net assets from capital transactions....   5,749,441        7,673,552
                                                   -----------      -----------
Change in net assets..............................   7,504,172        8,543,183
NET ASSETS:
 Beginning of period..............................  38,943,729       30,400,546
                                                   -----------      -----------
 End of period.................................... $46,447,901      $38,943,729
                                                   ===========      ===========
SHARE TRANSACTIONS:
 Issued...........................................   1,408,773          733,390
 Reinvested.......................................     140,216          426,459
 Redeemed.........................................  (1,070,958)        (472,411)
                                                   -----------      -----------
Change in shares..................................     478,031          687,438
                                                   ===========      ===========

--------
(a) Institutional Service Shares ceased operations and were abolished on July 31, 1997.

                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL         SECURITY                 MARKET
  AMOUNT          DESCRIPTION                VALUE
 --------- ------------------------       -----------
 COMMON STOCKS (0.0%):
 Communications (0.0%):
     1,000 Paging Do Brazil
            Holding.....................  $         0
                                          -----------
  Total Common Stocks...................            0
                                          -----------
 CORPORATE BONDS (96.8%):
 Cable/Broadcasting (10.4%):
 Cable/Pay TV/Other (8.0%):
   259,000 Adelphia Communication
            Corp., 12.50%, 5/15/02......      274,540
 1,000,000 Kabelmedia Holdings,
            0.00%, 8/1/06 (b)...........      730,000
 1,000,000 People's Choice TV
            Corp., 0.00%, 6/1/04
            (c).........................      350,000
   500,000 Tevecap SA, 12.63%,
            11/26/04**..................      450,000
 1,000,000 TV Azteca SA, 10.50%,
            2/15/07**...................    1,040,000
 1,000,000 TV Filme Inc., 12.88%,
            12/15/04**..................      900,000
                                          -----------
                                            3,744,540
                                          -----------
 Radio & Television Broadcasting (2.4%):
 1,000,000 Spanish Broadcasting
            System, 11.00%,
            3/15/04**...................    1,100,000
                                          -----------
 Total Cable/Broadcasting...............    4,844,540
                                          -----------
 Communications (23.2%):
 Network Services (3.7%):
 1,000,000 Crown Castle
            International Corp.,
            0.00%, 11/15/07 (d).........      605,000
 1,000,000 Qwest Communications
            International, 10.88%,
            4/1/07**....................    1,110,000
                                          -----------
                                            1,715,000
                                          -----------
 Telegraph/Paging (4.8%):
 1,500,000 Knology Holdings Inc.,
            0.00%, 10/15/07 (e).........      780,000
   500,000 Mobile
            Telecommunications,
            13.50%, 12/15/02............      570,000
 1,000,000 Paging Network Do Brazil
            SA, 13.50%, 6/6/05..........      875,000
                                          -----------
                                            2,225,000
                                          -----------
 Telephone Communications (14.7%):
 1,000,000 American Communications
            Services, 0.00%, 4/1/06 (f).     710,000
 1,000,000 Dobson Communications,
            11.75%, 4/15/07.............    1,040,000

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Cable/Broadcasting, continued:
 Telephone Communications, continued:
 1,000,000 Intermedia Communications, 0.00%, 5/15/06 (g)..........   $   775,000
 1,000,000 Metronet Communications Corp., 12.00%, 8/15/07**.......     1,130,000
   500,000 Nextlink Communications, 9.63%, 10/1/07................       505,000
 1,000,000 Phonetel Technologies Inc., 12.00%, 12/15/06...........     1,032,500
 1,000,000 RCN Corp., 0.00%, 10/15/07 (h).........................       580,000
 1,000,000 Talton Holdings Inc., 11.00%, 6/30/07**................     1,070,000
                                                                     -----------
                                                                       6,842,500
                                                                     -----------
  Total Communications............................................    10,782,500
                                                                     -----------
 Energy/Mining (6.1%):
 Distribution (1.8%):
 1,000,000 Empire Gas Corp., 7.00%, 7/15/04 (i)...................       857,500
                                                                     -----------
 Oil/Gas Extraction (2.1%):
 1,000,000 COHO Energy Inc., 8.88%, 10/15/07......................       995,000
                                                                     -----------
 Refining/Processing (2.2%):
 1,000,000 Clark R & M Inc., 8.88%, 11/15/07......................       998,750
                                                                     -----------
  Total Energy/Mining.............................................     2,851,250
                                                                     -----------
 Financial (2.2%):
 Banking/Insurance (2.2%):
 1,000,000 Arcadia Financial Ltd., 11.50%, 3/15/07................     1,010,000
                                                                     -----------
 Manufacturing/Consumer (14.9%):
 Consumer Products (4.8%):
 1,000,000 PM Holdings Corp., 0.00%, 9/1/05 (j)...................       795,000
   500,000 Stuart Entertainment, 12.50%, 11/15/04.................       407,500
 1,000,000 Werner Holdings Co. Inc., 10.00%, 11/15/07.............     1,020,000
                                                                     -----------
                                                                       2,222,500
                                                                     -----------
 Electric/HVAC (2.4%):
 1,000,000 International Wire Group, 11.75%, 6/1/05...............     1,092,500
                                                                     -----------

                                   Continued

SUMMIT HIGH YIELD FUND

                               NOVEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Manufacturing/Consumer, continued:
 Food/Beverage (2.2%):
 1,000,000 Fresh Del Monte Produce, 10.00%, 5/1/03................   $ 1,042,500
                                                                     -----------
 Printing & Publishing (1.1%):
   500,000 ITT Publimedia BV, 9.38%, 9/15/07                             522,500
                                                                     -----------
 Textile & Apparel (4.4%):
 1,000,000 Anvil Knitwear Inc., 10.88%, 3/15/07**.................     1,030,000
 1,000,000 Worldtex Inc., 9.63%, 12/15/07.........................     1,007,500
                                                                     -----------
                                                                       2,037,500
                                                                     -----------
  Total Manufacturing/Consumer.....................................    6,917,500
                                                                     -----------
 Manufacturing/Trade (18.8%):
 Auto/Related Products (2.1%):
 1,000,000 Venture Holdings, 9.75%, 4/1/04........................       982,500
                                                                     -----------
 Chemicals (0.8%):
   500,000 Tri Polyta Finance Inc., 11.38%, 12/1/03...............       380,000
                                                                     -----------
 Metals (4.5%):
 1,000,000 Gulf States Steel, 13.50%, 4/15/03.....................     1,020,000
 1,000,000 Kaiser Aluminum & Chemicals, 12.75%, 2/1/03............     1,071,250
                                                                     -----------
                                                                       2,091,250
                                                                     -----------
 Miscellaneous (6.0%):
   500,000 IMO Industries Inc., 11.75%, 5/1/06....................       556,250
 1,000,000 International Knife & Saw Inc., 11.38%, 11/5/06........     1,070,000
 1,000,000 Terex Corp., 13.25%, 5/15/02...........................     1,145,000
                                                                     -----------
                                                                       2,771,250
                                                                     -----------
 Paper & Pulp (5.4%):
 1,000,000 Crown Paper Co., 11.00%, 9/1/05........................     1,040,000
   500,000 Florida Coast Paper, 12.75%, 6/1/03....................       528,750
 1,000,000 Indah Kiat Fin Mauritius, 10.00%, 7/1/07...............       920,000
                                                                     -----------
                                                                       2,488,750
                                                                     -----------
  Total Manufacturing/Trade........................................    8,713,750
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Miscellaneous Services (13.7%):
 General Merchandise (3.3%):
 1,000,000 Duane Reade Corp., 12.00%, 9/15/02.....................   $ 1,035,000
   500,000 Pamida Inc., 11.75%, 3/15/03...........................       512,500
                                                                     -----------
                                                                       1,547,500
                                                                     -----------
 Hotel/Gaming (4.4%):
 1,000,000 Alliance Gaming Corp., 10.00%, 8/1/07**................     1,002,500
   500,000 Casino Magic--Louisiana Inc., 13.00%, 8/15/03..........       488,750
   500,000 Majestic Star Casino, 12.75%, 5/15/03..................       540,000
                                                                     -----------
                                                                       2,031,250
                                                                     -----------
 Other (5.3%):
 1,000,000 Affinity Group Holdings Inc., 11.00%, 4/1/07...........     1,062,500
   500,000 Allied Waste North America Inc., 10.25%, 12/1/06**.....       545,000
   800,000 Neodata Services Inc., 12.00%, 5/1/03..................       867,000
                                                                     -----------
                                                                       2,474,500
                                                                     -----------
 Specialty Retail (0.7%):
   500,000 Speedy Muffler King Inc., 10.88%, 10/1/06..............       330,000
                                                                     -----------
  Total Miscellaneous Services.....................................    6,383,250
                                                                     -----------
 Transportation (7.4%):
 Air Transportation (1.1%):
   500,000 CHC Helicopter, 11.50%, 7/15/02........................       530,000
                                                                     -----------
 Shipping (2.8%):
   750,000 Navigator Gas Transport, 12.00%, 6/30/07**.............       825,000
   500,000 Pegasus Shipping Hellas Ltd., 11.88%, 11/15/04.........       491,250
                                                                     -----------
                                                                       1,316,250
                                                                     -----------

                                   Continued

SUMMIT HIGH YIELD FUND

                               NOVEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Trucking/Warehousing (3.5%):
 1,000,000 Ameritruck Distribution, 12.25%, 11/15/05.............   $ 1,050,000
   500,000 Iron Mountain Inc., 10.13%, 10/1/06...................       542,500
                                                                    -----------
                                                                      1,592,500
                                                                    -----------
  Total Transportation............................................    3,438,750
                                                                    -----------
  Total Corporate Bonds...........................................   44,941,540
                                                                    -----------
 RIGHTS/WARRANTS (0.2%):
 Cable/Broadcasting (0.0%):
       200 American Telecastings, 5 Warrant Package, expire
            6/15/99**............................................             0
                                                                    -----------
 Manufacturing/Consumer (0.1%):
     2,000 Renaissance Cosmetics Inc., Warrants, expire
            8/15/01**............................................        40,000
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 RIGHTS/WARRANTS, CONTINUED:
 Manufacturing/Trade (0.1%):
     4,000 Terex Corp., Rights, expire 5/15/02....................   $    60,000
                                                                     -----------
  Total Rights/Warrants                                                  100,000
                                                                     -----------
 INVESTMENT COMPANIES (3.0%):
 1,391,855 Fountain Square Money Market Fund......................     1,391,855
                                                                     -----------
  Total Investment Companies.......................................    1,391,855
                                                                     -----------
 TOTAL
  (Cost $45,079,059)(a)--100.0%....................................  $46,433,395
                                                                     ===========

--------
Percentages indicated are based on net assets of $46,447,901.
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......... $ 2,487,842
    Unrealized depreciation......... $(1,133,506)
                                     -----------
    Net unrealized appreciation..... $ 1,354,336
                                     ===========

(b)Interest rate increases to 13.63% on August 1, 2001.
(c)Interest rate increases to 13.13% on June 1, 2000.
(d)Interest rate increases to 10.63% on November 15, 2002.
(e)Interest rate increases to 11.88% on October 15, 2002.
(f)Interest rate increases to 12.75% on April 1, 2001.
(g)Interest rate increases to 12.50% on May 15, 2001.
(h)Interest rate increases to 11.13% on October 15, 2002.
(i)Interest rate increases to 12.88% on July 15, 1999.
(j)Interest rate increases to 11.50% on September 1, 2000.

**Represents private placement securities.

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

1. ORGANIZATION:

 Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is currently comprised of one investment portfolio, the Summit High Yield Fund (the "Fund"). Between the date of organization and the date of commencement of operations of the Fund (June 27, 1994), the Trust had no operations other than those relating to organizational matters, including the issuance on May 24, 1994 of 10,000 shares, at $10.00 per share, to The Union Central Life Insurance Company ("Union Central Life").

 The Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate to long-term corporate bonds.

 The Fund is authorized to issue an unlimited number of shares, which are units of beneficial interest without par value. During the six months ended November 30, 1997, the Board of Trustees authorized and directed the officers of the Trust to effectuate the exchanges of all shares of the Summit High Yield Institutional Service Shares Class ("Institutional Service Class") into shares of the Summit High Yield Shares class ("High Yield Shares Class") and, upon completion of such exchanges, to effectuate the abolishment of the Institution Service Class. The exchange of the shares and abolishment of the Institution Service Class was completed on July 31, 1997. As of November 30, 1997, the Fund is offering only one class of shares to the public, the High Yield Shares Class, which will continue to have substantially the same expenses as prior to the abolishment of the Institutional Service Class.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the six months ended November 30, 1997. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Fund uses a pricing service or services in determining

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

   the net asset value of shares of the Fund. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

   The Fund may invest its assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated securities than with respect to securities for which external sources of quotations and last sale information are more available.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared and paid monthly. Net realized capital gains, if any, are declared and paid at least annually.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from United States generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

   OTHER:

   All expenses in connection with the Trust's organization and registration under the 1940 Act and the Securities Act of 1933, as amended, were paid by the Fund. Such expenses were amortized over a period of two years commencing with the date of the initial public offering. Other operating expenses of the Trust are paid by the Fund. (Once the new investment portfolio of the Trust (described in paragraph 6 below) commences operations, such operating expenses will be prorated to each investment portfolio of the Trust on the basis of relative net assets).

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

3. PURCHASES AND SALES OF PORTFOLIO SECURITIES:

 Purchases and sales of portfolio securities for the Fund (excluding short-term securities) for the six months ended November 30, 1997 were $101,630,613 and $96,124,383 respectively.

4. RELATED PARTY TRANSACTIONS:

 First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Fund. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a joint venture agreement (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon is a wholly-owned subsidiary of Union Central Life, an Ohio mutual insurance company, which owns as of November 30, 1997 approximately 68% of the High Yield Shares Class of the Fund. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

 Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average daily net assets of the Fund. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the Fund's average daily net assets. The Adviser has agreed to waive a portion of its advisory fee so as to limit the Fund's total annual expenses to 1.60%. For the six months ended November 30, 1997, FSCM received $101,117 of advisory fees after voluntarily waiving $93,813 of advisory fees.

 Carillon, with offices at 1876 Waycross Road, Cincinnati, Ohio 45240, serves as investment sub-adviser (the "Sub-Adviser") to the Fund pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser an annual fee in the amount of $150,000 per year. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Carillon, or paid by the Joint Venture.

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

 BISYS Fund Services, Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership, of which BISYS Fund Services, Inc. is the general partner. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an Ohio corporation, and BISYS Fund Services, Inc., a Delaware corporation, are subsidiaries of The BISYS Group, Inc.

 Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Fund or the Trust for serving as officers of the Trust.

 BISYS serves the Trust as manager and administrator. Under the terms of the Management and Administration Agreement between the Trust and BISYS, BISYS' fees are computed daily and paid monthly as a percentage of the average daily net assets of the Fund at an annual rate of 0.20%. For the six months ended November 30, 1997, BISYS received $31,348 of administration fees after voluntarily waiving $10,495 of administration fees.

 BISYS also serves as distributor of the Fund's shares. BISYS receives fees for providing distribution and shareholder services under the Distribution Agreement between the Trust and BISYS and the Trust's Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays BISYS a fee not to exceed, on an annual basis, 0.25% of the average daily net assets of the Fund for payments BISYS makes to financial institutions, including FSCM, and broker/dealers, and for expenses BISYS and any of its affiliates incur for providing distribution or shareholder service assistance. For the six months ended November 30, 1997, BISYS received $49,089 of Rule 12b-1 distribution fees after waiving $3,229 of Rule 12b-1 distribution fees. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. BISYS may sell such shares at the public offering price, which for Institutional Service Class shares was net asset value, and for High Yield Shares Class shares is net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at the public offering price less a concession determined by BISYS which may not exceed the amount of the sales charge or the underwriting discount. For the six months ended November 30, 1997, BISYS received $26,967 from commissions earned on sales of High Yield Shares Class shares of the Fund, $24,282 of which was reallowed to unaffiliated broker/dealers.

 BISYS Ohio serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. BISYS Ohio also serves as fund accountant for the Trust. Under the terms of the Fund Accounting Agreement between the Trust and BISYS Ohio, the fund accountant is entitled to receive fees computed daily and paid monthly as a percentage of the average daily net assets of the Fund at an annual rate of 0.03% (but not less than $30,000 per year), and is reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the six months ended November 30, 1997 were $32,175 and $17,302 respectively.

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1997

5. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Fund were as follows:

                                                      SUMMIT HIGH YIELD FUND
                                                     -------------------------
                                                       FOR THE       FOR THE
                                                      SIX MONTHS      YEAR
                                                        ENDED         ENDED
                                                     NOVEMBER 30,    MAY 31,
                                                         1997         1997
                                                     ------------  -----------
                                                     (UNAUDITED)
  CAPITAL TRANSACTIONS:
  HIGH YIELD SHARES:
    Proceeds from shares issued..................... $ 18,213,400  $ 4,256,939
    Dividends reinvested............................    2,034,755    4,423,689
    Shares redeemed.................................  (10,377,596)  (3,409,061)
                                                     ------------  -----------
      Change in net assets from High Yield Shares
       transactions................................. $  9,870,559  $ 5,271,567
                                                     ============  ===========
  INSTITUTIONAL SERVICE SHARES: (A)
    Proceeds from shares issued..................... $    969,749  $ 3,959,382
    Dividends reinvested............................       68,019      338,128
    Shares redeemed.................................   (5,158,886)  (1,895,525)
                                                     ------------  -----------
      Change in net assets from Institutional
       Service Shares transactions.................. $ (4,121,118) $ 2,401,985
                                                     ============  ===========
  SHARE TRANSACTIONS:
  HIGH YIELD SHARES:
    Issued..........................................    1,324,890      379,660
    Reinvested......................................      134,351      396,115
    Redeemed........................................     (606,262)    (302,538)
                                                     ------------  -----------
      Change in High Yield Shares...................      852,979      473,237
                                                     ============  ===========
  INSTITUTIONAL SERVICE SHARES: (A)
    Issued..........................................       83,883      353,730
    Reinvested......................................        5,865       30,344
    Redeemed........................................     (464,696)    (169,873)
                                                     ------------  -----------
      Change in Institutional Service Shares........     (374,948)     214,201
                                                     ============  ===========

 --------
 (a) Institutional Service Shares ceased operations and were abolished on July 31, 1997.


                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

6. SUBSEQUENT EVENTS (UNAUDITED):

 The Trust will commence operations for an additional investment portfolio of the Trust, the Summit Emerging Markets Bond Fund on December 31, 1997. The Summit Emerging Markets Bond Fund will have the same investment adviser, sub-adviser, administrator, transfer agent, fund accountant and distributor as the Fund.

SUMMIT HIGH YIELD FUND

                             FINANCIAL HIGHLIGHTS

                                         HIGH YIELD SHARES
                             -----------------------------------------
                                                              FOR THE
                               FOR THE                         PERIOD
                              SIX MONTHS     YEAR     YEAR    JUNE 27,
                                ENDED        ENDED    ENDED   1994 TO
                             NOVEMBER 30,   MAY 31,  MAY 31,  MAY 31,
                               1997(E)       1997     1996    1995(A)
                             ------------   -------  -------  --------
                             (UNAUDITED)
NET ASSET VALUE, BEGINNING
 OF PERIOD.................    $ 11.32      $ 11.05  $ 10.11  $ 10.00
                               -------      -------  -------  -------
INVESTMENT ACTIVITIES:
  Net investment income....       0.50         0.99     1.01     0.83
  Net realized and
   unrealized gains
   losses) on investments..       0.53         0.90     0.95     0.11
                               -------      -------  -------  -------
    Total from Investment
     Activities............       1.03         1.89     1.96     0.94
                               -------      -------  -------  -------
DISTRIBUTIONS:
  Net investment income....      (0.49)       (0.99)   (1.01)   (0.83)
  In excess of net invest-
   ment income.............                   (0.13)
  Net realized gains.......                   (0.50)   (0.01)
                               -------      -------  -------  -------
    Total Distributions....      (0.49)       (1.62)   (1.02)   (0.83)
                               -------      -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD....................    $ 11.86      $ 11.32  $ 11.05  $ 10.11
                               =======      =======  =======  =======
Total Return (excludes
 sales charges)............       9.11%(b)    18.15%   20.34%    9.97%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of
   period (000)............    $46,448      $34,707  $28,628  $27,676
  Ratio of expenses to
   average net assets......       1.60%(c)     1.60%    1.60%    1.56%(c)
  Ratio of net investment
   income to average
   net assets..............       8.33%(c)     8.73%    9.42%    9.13%(c)
  Ratio of expenses to
   average net assets*.....       2.11%(c)     2.32%    2.24%    1.61%(c)
  Ratio of net investment
   income to average
   net assets*.............       7.82%(c)     8.01%    8.78%    9.08%(c)
  Portfolio turnover (d)...     242.75%      271.68%  187.61%  158.36%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) The Institutional Service Shares class ceased operations on July 31, 1997, and all Institutional Service Shares class shares were exchanged for shares of the High Yield Shares class on July 31, 1997.

                      See notes to financial statements.

SUMMIT HIGH YIELD FUND

                             FINANCIAL HIGHLIGHTS

                                               INSTITUTIONAL SERVICE SHARES
                                              ----------------------------------
                                                                       FOR THE
                                                FOR THE                PERIOD
                                                PERIOD       YEAR    JANUARY 19,
                                                 ENDED       ENDED     1996 TO
                                               JULY 31,     MAY 31,    MAY 31,
                                                1997(E)      1997      1996(A)
                                              -----------   -------  -----------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........   $11.30      $11.03     $10.59
                                                ------      ------     ------
INVESTMENT ACTIVITIES:
  Net investment income......................     0.16        1.04       0.40
  Net realized and unrealized gains (losses)
   on investments............................     0.44        0.87       0.47
                                                ------      ------     ------
    Total from Investment Activities.........     0.60        1.91       0.87
                                                ------      ------     ------
DISTRIBUTIONS:
  Net investment income......................    (0.16)      (1.04)     (0.40)
  In excess of net investment income.........    (0.03)      (0.10)     (0.03)
  Net realized gains.........................                (0.50)
                                                ------      ------     ------
    Total Distributions......................    (0.19)      (1.64)     (0.43)
                                                ------      ------     ------
NET ASSET VALUE, AT JULY 31, 1997............   $11.71         N/A        N/A
                                                ======      ======     ======
NET ASSET VALUE, END OF PERIOD...............   $ 0.00      $11.30     $11.03
                                                ======      ======     ======
Total Return (excludes sales charges)........     5.31%(b)   18.40%     20.16%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..........   $4,738      $4,237     $1,773
  Ratio of expenses to average net assets....     1.49%(c)    1.43%      1.52%(c)
  Ratio of net investment income to average
   net assets................................     8.91%(c)    8.89%      9.86%(c)
  Ratio of expenses to average net assets*...     2.20%(c)    2.32%      2.76%(c)
  Ratio of net investment income to average
   net assets*...............................     8.20%(c)    8.01%      8.62%(c)
  Portfolio turnover (d).....................   242.75%     271.68%    187.61%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On January 19, 1996 the Fund issued a second series of shares designated as Institutional Service Shares.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) The Institutional Service Shares class ceased operations on July 31, 1997, and all Institutional Service Shares class shares were exchanged for the shares of the High Yield Shares class on July 31, 1997.

                      See notes to financial statements.

--------------------------------------------------------------------------------


                             TRUSTEES AND OFFICERS

                  Steven R. Sutermeister, Chairman and Trustee
                     James F. Smith, President and Trustee
                         Theodore H. Emmerich, Trustee
                            Frederick Moss, Trustee
                            Bruce H. Olson, Trustee
                      Gregory A. Sullivan, Vice President
                          Craig C. Rudesill, Secretary
                            Thresa Dewar, Treasurer

                                  -----------

                               Investment Adviser
                        First Summit Capital Management
                               1876 Waycross Road
                             Cincinnati, Ohio 45240

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035

                                 Legal Counsel
                     Stradley, Ronon, Stevens & Young, LLP
                              2600 Commerce Square
                          Philadelphia, PA 19103-7098

                                    Auditors
                             Coopers & Lybrand LLP
                             100 East Broad Street
                              Columbus, Ohio 43215


1/98

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                         [Logo of Summit appears here]


                     A PORTFOLIO OF SUMMIT INVESTMENT TRUST



                                   MANAGED BY
                        FIRST SUMMIT CAPITAL MANAGEMENT



                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               NOVEMBER 30, 1997


--------------------------------------------------------------------------------